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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [_]; Amendment Number: __________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Prides Capital Partners, L.L.C.
Address: 200 High Street; Suite 700
         Boston, MA 02110

Form 13F File Number: 28- __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Murray A. Indick
Title: Managing Member
Phone: 617.778.9200

Signature, Place, and Date of Signing:


/s/ Murray A. Indick          Boston, MA            May 12, 2006
--------------------         [City, State]             [Date]
    [Signature]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:...........           0
Form 13F Information Table Entry Total:......          26
Form 13F Information Table Value Total:...... $   313,490
                                               (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number           Name
___ 28-_________________________   __________________________

                          FORM 13F INFORMATION TABLE
                                See Excel sheet

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
                                                                 SHR or
                                                                  PRN
                                           Value                  AMT            Investment  Other          Voting   Authority
Name of Issuer   Title of Class   Cusip   (X1000) Shares/PRN AMT SH/PRN PUT/CALL Discretion Managers Sole   Shared     None
--------------   -------------- --------- ------- -------------- ------ -------- ---------- -------- ---- ---------- ---------
A D A M INC.....      COM       00088U108  1,189       168,789     SH              SHARED                    168,789
AMERITRANS CAP
  CORP..........      COM       03073H108  4,999       854,700     SH              SHARED                    854,700
ARK
  RESTAURANTS
  CORP..........      COM       040712101 15,431       515,233     SH              SHARED                    515,233
BISYS GROUP
  INC...........      COM       055472104 11,799       875,300     SH              SHARED                    875,300
CONSOLIDATED
  MERCANTILE
  INC...........      COM       20950N107    752       430,283     SH              SHARED                    430,283
DARLING
  INTERNATIONAL
  INC...........      COM       237266101 25,937     5,542,108     SH              SHARED                  5,542,108
DECORATOR
  INDUSTRIES INC    COM PAR
  NEW...........     $0.20      243631207  2,065       233,400     SH              SHARED                    233,400
DIAMOND FOODS
  INC...........      COM       252603105 14,185       826,184     SH              SHARED                    826,184
EMBREX INC......      COM       290817105  4,979       396,749     SH              SHARED                    396,749
FINLAY
  ENTERPRISES         COM
  INC...........      NEW       317884203  9,756       950,940     SH              SHARED                    950,940
GYMBOREE
  CORP..........      COM       403777105  9,594       368,453     SH              SHARED                    368,453
HANGER
  ORTHOPEDIC          COM
  GROUP INC.....      NEW       41043F208 15,071     2,168,500     SH              SHARED                  2,168,500
HAWK CORP.......      CLA       420089104  3,573       256,700     SH              SHARED                    256,700
HEALTHTRONICS
  INC...........      COM       42222L107 42,510     5,140,308     SH              SHARED                  5,140,308
MATERIAL
  SCIENCES
  CORP..........      COM       576674105  8,838       731,700     SH              SHARED                    731,700
MOD-PAC CORP....      COM       607495108  1,963       169,300     SH              SHARED                    169,300
PEGASUS
  SOLUTIONS
  INC...........      COM       705906105 19,445     2,066,445     SH              SHARED                  2,066,445
PHOTOMEDEX
  INC...........      COM       719358103  4,886     2,558,607     SH              SHARED                  2,558,607
POLYAIR INTER
  PACK INC......      COM       731912101  2,844       862,100     SH              SHARED                    862,100
QC HOLDINGS
  INC...........      COM       74729T101 25,861     2,047,607     SH              SHARED                  2,047,607
PRINCETON
  REVIEW INC....      COM       742352107  4,540       750,573     SH              SHARED                    750,573
SFBC
  INTERNATIONAL
  INC...........      COM       784121AB1 10,076       413,300     SH              SHARED                    413,300
TRUMP
  ENTERTAINMENT
  RESORTS.......      COM       89816T103 37,756     2,038,689     SH              SHARED                  2,038,689
UFP
  TECHNOLOGIES
  INC...........      COM       902673102    836       241,098     SH              SHARED                    241,098
WASTE SERVICES
  INC...........      COM       941075103 32,668    10,370,902     SH              SHARED                 10,370,902
ISHARES TR......    RUSSELL
                     2000       464287955  1,937     25,000.00     SH     PUT      SHARED                  25,000.00